UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%(1)

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	112,000	$14,266,560
United Technologies Corp.	89,848	9,487,949

		$23,754,509

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	132,024	$8,755,832

		$8,755,832

Auto Components — 1.0%
Dana Holding Corp.	180,543	$3,461,009
TRW Automotive Holdings Corp.(2)	35,954	3,640,343

		$7,101,352

Banks — 0.9%
PNC Financial Services Group, Inc. (The)	36,483	$3,122,215
Wells Fargo & Co.	65,669	3,406,251

		$6,528,466

Beverages — 1.1%
Constellation Brands, Inc., Class A(2)	85,053	$7,413,219

		$7,413,219

Biotechnology — 6.3%
Biogen Idec, Inc.(2)	36,190	$11,972,014
Celgene Corp.(2)	117,598	11,145,938
Gilead Sciences, Inc.(2)	192,037	20,442,339

		$43,560,291

Capital Markets — 1.2%
Charles Schwab Corp. (The)	97,951	$2,878,780
Lazard, Ltd., Class A	99,799	5,059,809

		$7,938,589

Chemicals — 4.5%
Cytec Industries, Inc.	70,024	$3,311,435
Ecolab, Inc.	28,931	3,322,147
LyondellBasell Industries NV, Class A	79,331	8,620,106
Monsanto Co.	100,110	11,263,376
PPG Industries, Inc.	23,250	4,574,205

		$31,091,269

Communications Equipment — 2.3%
QUALCOMM, Inc.	123,500	$9,234,095
Telefonaktiebolaget LM Ericsson, Class B	525,508	6,626,058

		$15,860,153

Consumer Finance — 1.5%
American Express Co.	117,185	$10,258,375

		$10,258,375

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	293,334	$14,663,767

		$14,663,767

Security	Shares	Value
Electrical Equipment — 4.1%
Emerson Electric Co.	220,000	$13,767,600
Generac Holdings, Inc.(2)	76,467	3,099,972
Rockwell Automation, Inc.	100,000	10,988,000

		$27,855,572

Electronic Equipment, Instruments & Components — 1.5%
Corning, Inc.	520,597	$10,068,346

		$10,068,346

Energy Equipment & Services — 2.2%
Cameron International Corp.(2)	46,291	$3,072,797
FMC Technologies, Inc.(2)	64,563	3,506,416
Halliburton Co.	128,633	8,298,115

		$14,877,328

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	87,405	$10,953,595

		$10,953,595

Food Products — 6.7%
Hain Celestial Group, Inc. (The)(2)	77,711	$7,953,721
Hershey Co. (The)	180,000	17,177,400
Mondelez International, Inc., Class A	310,000	10,622,150
WhiteWave Foods Co. (The), Class A(2)	277,920	10,096,833

		$45,850,104

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	165,209	$6,871,042
Covidien PLC	49,041	4,242,537
Medtronic, Inc.	85,000	5,265,750
Stryker Corp.	91,419	7,382,084

		$23,761,413

Health Care Technology — 1.3%
Cerner Corp.(2)	150,356	$8,956,707

		$8,956,707

Hotels, Restaurants & Leisure — 1.3%
Marriott International, Inc., Class A	57,676	$4,031,552
Starbucks Corp.	68,800	5,191,648

		$9,223,200

Household Durables — 1.1%
Mohawk Industries, Inc.(2)	56,856	$7,665,326

		$7,665,326

Industrial Conglomerates — 1.7%
Danaher Corp.	150,000	$11,397,000

		$11,397,000

Insurance — 0.7%
AmTrust Financial Services, Inc.	114,165	$4,546,050

		$4,546,050

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.(2)	39,035	$12,586,445

		$12,586,445

Security	Shares	Value
Internet Software & Services — 8.3%
Facebook, Inc., Class A(2)	221,710	$17,523,958
Google, Inc., Class C(2)	68,390	39,485,651

		$57,009,609

IT Services — 1.5%
Visa, Inc., Class A	48,000	$10,241,760

		$10,241,760

Machinery — 2.0%
Caterpillar, Inc.	140,000	$13,864,200

		$13,864,200

Media — 4.6%
Comcast Corp., Class A	254,258	$13,673,995
Live Nation Entertainment, Inc.(2)	225,000	5,404,500
Walt Disney Co. (The)	143,683	12,792,098

		$31,870,593

Multiline Retail — 2.3%
Dollar General Corp.(2)	140,532	$8,587,911
Macy’s, Inc.	127,157	7,397,994

		$15,985,905

Oil, Gas & Consumable Fuels — 2.0%
Devon Energy Corp.	158,227	$10,787,917
Range Resources Corp.	41,553	2,817,709

		$13,605,626

Pharmaceuticals — 3.2%
Merck & Co., Inc.	90,000	$5,335,200
Perrigo Co. PLC	62,924	9,450,555
Roche Holding AG PC	24,995	7,381,097

		$22,166,852

Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	46,913	$4,392,464
AvalonBay Communities, Inc.	13,100	1,846,707
Public Storage, Inc.	27,040	4,484,314

		$10,723,485

Semiconductors & Semiconductor Equipment — 1.8%
NXP Semiconductors NV(2)	100,000	$6,843,000
Teradyne, Inc.	282,000	5,467,980

		$12,310,980

Software — 4.6%
Microsoft Corp.	485,000	$22,484,600
Oracle Corp.	245,000	9,378,600

		$31,863,200

Specialty Retail — 4.8%
AutoNation, Inc.(2)	64,443	$3,242,127
Home Depot, Inc. (The)	166,586	15,282,600
Ross Stores, Inc.	112,929	8,535,174
TJX Cos., Inc. (The)	96,030	5,682,095

		$32,741,996

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	375,500	$37,831,625

		$37,831,625

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	97,005	$8,652,846

		$8,652,846

Tobacco — 1.7%
Altria Group, Inc.	250,000	$11,485,000

		$11,485,000

Total Common Stocks (identified cost $560,692,908)		$675,020,585

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$13,000	$12,999,837

Total Short-Term Investments (identified cost $12,999,837)		$12,999,837

Total Investments — 100.3% (identified cost $573,692,745)		$688,020,422

Covered Call Options Written — (0.3)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	825	$45.00	11/22/14	$(11,550)
Altria Group, Inc.	1,250	46.00	10/24/14	(92,500)
Amazon.com, Inc.	195	347.50	10/24/14	(81,413)
American Express Co.	585	92.00	10/24/14	(22,522)
American Tower Corp.	235	100.00	10/18/14	(1,175)
Apple, Inc.	1,875	106.00	10/24/14	(187,500)
AvalonBay Communities, Inc.	65	160.00	10/18/14	(162)
Biogen Idec, Inc.	180	342.50	10/24/14	(101,700)
Boeing Co. (The)	560	135.00	10/18/14	(4,760)
C.H. Robinson Worldwide, Inc.	660	72.50	11/22/14	(29,700)
Caterpillar, Inc.	700	105.00	10/24/14	(25,550)
Celgene Corp.	585	98.00	10/24/14	(109,688)
Cerner Corp.	750	65.00	11/22/14	(41,250)
Charles Schwab Corp. (The)	490	31.00	10/18/14	(8,575)
Comcast Corp., Class A	1,270	58.00	10/24/14	(18,415)
Constellation Brands, Inc., Class A	425	92.50	11/22/14	(39,313)
Costco Wholesale Corp.	435	127.00	10/24/14	(51,765)
Dana Holding Corp.	900	22.00	11/22/14	(11,250)
Danaher Corp.	750	82.50	10/18/14	(7,500)
Devon Energy Corp.	790	73.50	10/31/14	(34,760)
Dollar General Corp.	700	66.00	10/31/14	(33,250)
Ecolab, Inc.	145	115.00	10/18/14	(20,662)
Emerson Electric Co.	1,100	67.50	11/22/14	(16,500)
Facebook, Inc., Class A	1,105	82.00	10/24/14	(182,878)
FMC Technologies, Inc.	320	60.00	11/22/14	(14,400)
Generac Holdings, Inc.	380	50.00	10/18/14	(2,850)
Gilead Sciences, Inc.	960	110.00	10/18/14	(191,520)
Google, Inc., Class C	340	612.50	10/24/14	(122,400)
Hain Celestial Group, Inc. (The)	385	105.00	10/18/14	(36,575)
Halliburton Co.	640	69.00	10/24/14	(33,920)
Hershey Co. (The)	900	95.00	10/18/14	(128,700)
Home Depot, Inc. (The)	830	95.00	11/22/14	(107,070)

Security	Number of Contracts	Strike Price	Expiration Date	Value
LyondellBasell Industries NV, Class A	395	$120.00	10/18/14	$(2,962)
Macy’s, Inc.	635	65.00	11/22/14	(16,192)
Marriott International, Inc., Class A	285	75.00	10/18/14	(1,425)
Medtronic, Inc.	425	67.50	10/18/14	(3,612)
Merck & Co., Inc.	450	62.50	10/18/14	(4,050)
Microsoft Corp.	2,425	49.00	11/22/14	(94,575)
Mohawk Industries, Inc.	280	150.00	10/18/14	(3,500)
Mondelez International, Inc., Class A	1,550	37.00	11/22/14	(24,025)
Monsanto Co.	500	120.00	11/22/14	(31,500)
NIKE, Inc., Class B	485	91.00	10/31/14	(55,533)
NXP Semiconductors NV	500	75.00	10/18/14	(15,000)
Oracle Corp.	1,225	40.50	10/31/14	(13,475)
PNC Financial Services Group, Inc. (The)	180	90.00	11/22/14	(8,820)
PPG Industries, Inc.	115	210.00	11/22/14	(15,237)
QUALCOMM, Inc.	615	80.00	11/22/14	(31,980)
Rockwell Automation, Inc.	500	130.00	10/18/14	(6,250)
Ross Stores, Inc.	565	77.50	11/22/14	(88,988)
Starbucks Corp.	340	80.00	11/22/14	(20,740)
Teradyne, Inc.	1,410	22.00	10/18/14	(3,525)
TJX Cos., Inc. (The)	480	62.50	10/18/14	(4,800)
Verizon Communications, Inc.	1,465	51.00	10/31/14	(38,823)
Visa, Inc., Class A	240	225.00	11/22/14	(42,120)
Walt Disney Co. (The)	715	95.00	11/22/14	(41,113)
Wells Fargo & Co.	325	54.00	10/24/14	(6,012)

Total Covered Call Options Written (premiums received $2,904,441)				$(2,346,030)

Other Assets, Less Liabilities — (0.0)%(4)				$(133,704)

Net Assets — 100.0%				$685,540,688

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	A portion of each applicable common stock for which a written call option is outstanding at September 30, 2014 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $11,933.

(4)	Amount is less than (0.05)%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$573,907,453

Gross unrealized appreciation	$117,738,302
Gross unrealized depreciation	(3,625,333)

Net unrealized appreciation	$114,112,969

Written options activity for the fiscal year to date ended September 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	41,585	$4,572,251
Options written	253,805	21,942,614
Options terminated in closing purchase transactions	(113,825)	(10,680,346)
Options expired	(144,130)	(12,930,078)

Outstanding, end of period	37,435	$2,904,441

At September 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,346,030.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$125,827,663	$—		$—	$125,827,663
Consumer Staples	75,701,918	—		—	75,701,918
Energy	28,482,954	—		—	28,482,954
Financials	39,994,965	—		—	39,994,965
Health Care	91,064,166	7,381,097		—	98,445,263
Industrials	85,627,113	—		—	85,627,113
Information Technology	168,559,615	6,626,058		—	175,185,673
Materials	31,091,269	—		—	31,091,269
Telecommunication Services	14,663,767	—		—	14,663,767
Total Common Stocks	$661,013,430	$14,007,155	*	$—	$675,020,585
Short-Term Investments	$—	$12,999,837		$—	$12,999,837
Total Investments	$661,013,430	$27,006,992		$—	$688,020,422

Liability Description
Covered Call Options Written	$(2,346,030)	$—		$—	$(2,346,030)
Total	$(2,346,030)	$—		$—	$(2,346,030)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014